Segments - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 307.5	$ 334.1	$ 164.9
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	33.0	43.2	41.1
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	52.6	114.7	75.1
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	108.1	102.4	44.4
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	43.2	50.0	0.0
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 70.6	$ 23.8	$ 4.3